Secured Term Loan Facilities and Revolving Credit Facilities - Secured Term Loan Facilities and Deferred Financing Costs Split Between Current and Non-Current Liabilities (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Current Liability
Current portion of secured term loan facilities, net of deferred financing costs	$ 168,066	$ 250,087
Line of Credit
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	170,164	252,333
Less: current portion of deferred financing costs	(2,098)	(2,246)
Current portion of secured term loan facilities, net of deferred financing costs	168,066	250,087
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	597,721	508,226
Less: non-current portion of deferred financing costs	(3,761)	(3,231)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	$ 593,960	$ 504,995